Expense Example {- Fidelity Advisor® Large Cap Fund} - 11.30 Fidelity Advisor Large Cap Fund - AMCIZ PRO-10 - Fidelity Advisor® Large Cap Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Large Cap Fund-Class A
Expense Example:
1 year	$ 647
3 years	801
5 years	968
10 years	1,452
Fidelity Advisor Large Cap Fund-Class M
Expense Example:
1 year	449
3 years	660
5 years	888
10 years	1,543
Fidelity Advisor Large Cap Fund-Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,824
Fidelity Advisor Large Cap Fund - Class I
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	604
Fidelity Advisor Large Cap Fund-Class Z
Expense Example:
1 year	37
3 years	116
5 years	202
10 years	$ 456